Intangible assets, net (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 161,000	$ 218,000	$ 150,000
Weighted average remaining useful life	2 years 3 months	2 years 3 months